Note 14 - Financial Instruments - Components of AOCI of Unrealized Losses on Cash Flow Hedges (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Balance	$ (1,361)
Termination of interest rate swap contracts	1,361
Balance	$ 0